COMMON STOCK AND CONVERTIBLE PREFERRED STOCK (Details 2) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Series D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding at beginning	203,252	203,252	203,252
Issuance of warrants
Warrants Outstanding at end		203,252	203,252
Series D Warrants [Member] | Airspan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding at beginning	203,252
Issuance of warrants
Warrants Outstanding at end		203,252
Warrants expired	(203,252)
Series D 1 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding at beginning	162,601	162,601	162,601
Issuance of warrants
Warrants Outstanding at end		162,601	162,601
Series D 1 Warrants [Member] | Airspan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding at beginning	162,601
Issuance of warrants
Warrants Outstanding at end	162,601	162,601
Warrants expired
Series H Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding at beginning	139,428
Issuance of warrants		139,428
Warrants Outstanding at end		139,428
Series H Warrants [Member] | Airspan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding at beginning	139,428
Issuance of warrants	6,503
Warrants Outstanding at end	145,931	139,428
Warrants expired